Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Jun 17, 2011
Registrant Name	dei_EntityRegistrantName	Natixis Funds Trust I
Central Index Key	dei_EntityCentralIndexKey	0000770540
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jun 17, 2011
Document Effective Date	dei_DocumentEffectiveDate	Jul 18, 2011
Prospectus Date	rr_ProspectusDate	May 1, 2011

NATIXIS FUNDS

Supplement dated June 17, 2011 to the Natixis Equity Funds Class ABC Prospectus and the Class A and C Summary Prospectuses for Natixis Oakmark Global Fund and Natixis Oakmark International Fund, each dated May 1, 2011, as may be revised or supplemented from time to time.

The Board of Trustees of Natixis Funds Trust I has approved changes to the investment strategies of the Natixis Oakmark Global Fund and Natixis Oakmark International Fund (the "Funds"). Effective on or about July 18, 2011, each Fund's principal investment strategies will be amended as described below.

The fourth sentence in the first paragraph under "Principal Investment Strategies" for Natixis Oakmark Global Fund is replaced with the following:

There are no geographic limits on the Fund's non-U.S. investments.

The fourth sentence in the first paragraph under "Principal Investment Strategies" for Natixis Oakmark International Fund is replaced with the following:

There are no geographic limits on the Fund's non-U.S. investments.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cik0000770540_SupplementTextBlock

NATIXIS FUNDS

Supplement dated June 17, 2011 to the Natixis Equity Funds Class ABC Prospectus and the Class A and C Summary Prospectuses for Natixis Oakmark Global Fund and Natixis Oakmark International Fund, each dated May 1, 2011, as may be revised or supplemented from time to time.

The Board of Trustees of Natixis Funds Trust I has approved changes to the investment strategies of the Natixis Oakmark Global Fund and Natixis Oakmark International Fund (the "Funds"). Effective on or about July 18, 2011, each Fund's principal investment strategies will be amended as described below.

The fourth sentence in the first paragraph under "Principal Investment Strategies" for Natixis Oakmark Global Fund is replaced with the following:

There are no geographic limits on the Fund's non-U.S. investments.

The fourth sentence in the first paragraph under "Principal Investment Strategies" for Natixis Oakmark International Fund is replaced with the following:

There are no geographic limits on the Fund's non-U.S. investments.

Class AC | Natixis Oakmark Global Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cik0000770540_SupplementTextBlock

The fourth sentence in the first paragraph under "Principal Investment Strategies" for Natixis Oakmark Global Fund is replaced with the following:

There are no geographic limits on the Fund's non-U.S. investments.

Class AC | Natixis Oakmark International Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cik0000770540_SupplementTextBlock

The fourth sentence in the first paragraph under "Principal Investment Strategies" for Natixis Oakmark International Fund is replaced with the following:

There are no geographic limits on the Fund's non-U.S. investments.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	May 1, 2011